Fair Value Measures (Table)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The Company has valued its company-owned life insurance policies at fair value. These assets are subject to fair value measurement as follows:

		Fair Value Measurements at December 31, 2022
	Total Fair Value	Using Fair Value Hierarchy
Assets		Level 1	Level 2	Level 3
Company-owned life insurance	$2,114	$—	$2,114	$—
Total	$2,114	$—	$2,114	$—

		Fair Value Measurements at December 31, 2021
	Total Fair Value	Using Fair Value Hierarchy
Assets		Level 1	Level 2	Level 3
Company-owned life insurance	$2,533	$—	$2,533	$—
Total	$2,533	$—	$2,533	$—